Biological Assets - Narrative (Details) - Dried cannabis g in Thousands	12 Months Ended
	Jun. 30, 2020 g $ / g	Jun. 30, 2019 g $ / g
Disclosure of information about agricultural produce [line items]
Weighted average fair value less cost to complete and cost to sell (in CAD per gram) | $ / g	1.88	2.93
Biological assets produced (in grams)	152,740	57,442
Expected yield when harvested (in grams)	41,653	36,010
Average stage of growth	48.00%	49.00%